Vanguard Health Care Index Fund Average Annual Total Returns - ETF Prospectus [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI US IMI/Health Care 25/50 (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	2.75%	7.29%	8.90%
MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	23.82%	14.02%	12.64%
ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.30%	6.85%	8.46%
ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.84%	5.63%	7.16%
ETF Shares | Based on NAV[Member]
Prospectus [Line Items]
Average Annual Return, Percent	2.65%	7.20%	8.83%
ETF Shares | Based on Market Price[Member]
Prospectus [Line Items]
Average Annual Return, Percent	2.61%	7.20%	8.82%